Significant changes in the current reporting period	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Changes In The Current Reporting Period [Abstract]
Significant changes in the current reporting period
2.	Significant changes in the current reporting period
The financial position and performance of the Group was particularly affected by the following events and transactions during the
six-months
ended June 30, 2022:

•	On March 30, 2022, the Company entered into a partnering agreement (the “Agreement”) with Asahi Kasei Pharma Corporation (“AKP”).
Under the Agreement, the Company has granted an exclusive license to AKP, with the right to sublicense in multiple tiers, to develop, commercialize and exploit products derived from the Company’s lead product candidate, Apraglutide, within the territory of Japan. The Company and AKP will form a joint steering committee to handle development and regulatory plans, and AKP’s activities under the agreement will be conducted in partnership with the Company. The Company retains all rights to Apraglutide not granted to AKP.

•	On March 26, 2022, the Company entered into a note financing agreement (the “Loan”) with Kreos Capital VI (UK) Limited (“Kreos”).
The Loan is structured to provide the EUR equivalent of up to USD 75.0 million in borrowing capacity, the master loan line (“MLL”) comprising two loan facilities of which EUR equivalent of USD 18.75 million is to be a convertible loan line, (the “Convertible Loan”). The remainder of the MLL, is a term loan of EUR equivalent of USD 56.25 million which is to be drawn down at the same time as the convertible loan line in three tranches. As additional consideration for the Loan, Kreos received a fee of USD 750 thousand, as well as a warrant to purchase 324,190 of the Company’s ordinary shares at a price per ordinary share equal to the volume weighted average price per share for the
30-day
period ending three days prior to the signing of the Loan. The Company will grant to Kreos an additional warrant to purchase ordinary shares with an aggregate value of up to a maximum of USD 1.0 million, with an exercise price per share equal to the volume weighted average price per share for the
30-day
period ending three days prior to the date of the first drawdown of Loan B (Note 18). The warrants are exercisable for a period of seven years from the date of issuance.
The Loan contains customary affirmative and negative covenants. The affirmative covenants include, among others, administrative and reporting requirements subject to certain exceptions and materiality thresholds. The negative covenants include, among others, limitations on the Company’s ability to, subject to certain exceptions, incur additional debt. Additional information about this financing arrangement is disclosed in Note 18.

•
On June 14, 2022, the Company entered into an Underwriting Agreement with SVB Securities LLC and Piper Sandler & Co., as representatives of the several underwriters named therein, pursuant to which the Company agreed to issue and sell, in an underwritten public offering, an aggregate of 5,715,000 ordinary shares with a nominal value of CHF 0.05 per share at a public offering price of USD 5.25 per share. In addition, the Company granted the Underwriters an option for 30 days to purchase up to an additional 857,250 ordinary shares with a nominal value of CHF 0.05 per share at a public offering price of USD 5.25 per share.

•
On June 17, 2022, the Company issued from authorized share capital and sold 5,715,000 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters. On June 23, 2022, the Company issued from authorized share capital and sold additional 752,688 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters pursuant to the partial exercise of the underwriters’ previously granted option to purchase additional ordinary shares. The aggregate gross proceeds of the public offering amounted to USD 34 million, before deducting underwriting discounts and commissions and other offering expenses.

•
On June 14, 2022, the Company entered into a Subscription and Share Purchase Agreement (“Purchase Agreement”) with Forbion Growth Opportunities Fund II Coöperatief U.A., represented by Forbion Growth II Management B.V. (“Forbion”), pursuant to which Forbion agreed to purchase, and the Company agreed to sell an aggregate of 3,478,260 ordinary shares with a nominal value of CHF 0.05 per share at a price of USD 5.75 per share, for gross proceeds of USD 20 million, in a private placement. The 3,478,260 ordinary shares consisted of 425,252 ordinary shares issued from authorized share capital on June 23, 2022 and 3,053,008 treasury shares sold to Forbion on June 27, 2022.